Unaudited Condensed Consolidated Statements of Cash Flows. - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 1,501	$ 932
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		(5,651)	(6,404)
Other non-investment and non-cash assets		2,693	(4,999)
Policyholder liabilities (including unallocated surplus of with-profits funds)		2,424	12,082
Other liabilities (including operational borrowings)		105	382
Other items	[2]	156	(376)
Net cash flows from operating activities		1,228	1,617
Cash flows from investing activities
Net cash flows from purchases and disposals of property, plant and equipment		(19)	(42)
Net cash flows from other investing activities	[3]	(773)	(733)
Net cash flows from investing activities		(792)	(775)
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[4]		983
Interest paid	[4]	(163)	(147)
Payment of principal portion of lease liabilities		(54)	(53)
Equity capital:
Issues of ordinary share capital		8	10
External dividends:
Dividends paid to the Company's shareholders		(283)	(674)
Dividends paid to non-controlling interests		(3)	(16)
Net cash flows from financing activities		(495)	103
Net increase (decrease) in cash and cash equivalents from continuing operations		(59)	945
Discontinued US operations:
Net cash flows from operating activities	[5]	(442)	549
Net cash flows from investing activities	[5]		(1)
Net cash flows from financing activities	[5],[6]	(18)	(15)
Net increase (decrease) in cash and cash equivalents from discontinued US operations	[5]	(460)	533
Cash and cash equivalents at beginning of period		8,018	6,965
Effect of exchange rate changes on cash and cash equivalents		(43)	(59)
Cash and cash equivalents at end of period		7,456	8,384
Comprising:
Cash and cash equivalents from continuing operations		6,295	5,891
Cash and cash equivalents from discontinued US operations		$ 1,161	$ 2,493

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	The adjusting items to profit before tax included within other items are adjustments in respect of non-cash items together with operational interest receipts and payments, dividend receipts and tax paid. Included in net cash flows from operating activities are dividends from joint ventures and associates of $114 million (half year 2020: $79 million).
[3]	Net cash flows from other investing activities include amounts paid for distribution rights and cash flows arising from the acquisitions and disposals of businesses.
[4]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[5]	Net cash flows from discontinued operations represents the movement in cash and cash equivalents from the discontinued US operations which were classified as held for distribution in half year 2021. The statement of cash flows is presented excluding intragroup cash flows between the continuing and discontinued US operations. The 2020 comparative results have been re-presented from those previously published accordingly (as described in note A1).
[6]	No dividends were paid to non-controlling interest of the discontinued US operations during the periods shown above.